PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

	2021	2020
Patents and trademarks	$309,205	$301,770
Less: Accumulated amortization	(242,723)	(237,355)
Patents and trademarks, Net	$66,482	$64,415

Amortization expense in 2021 and 2020 was $5,368 and $5,368, respectively.